Leases (Details) - Schedule of Undiscounted Maturities of Operating Lease Payments	Jun. 30, 2024 USD ($)
Schedule of Undiscounted Maturities of Operating Lease Payments [Abstract]
2024	$ 102,450
2025	204,900
2026	204,900
2027	42,689
Total undiscounted cash flows	554,939
Less: imputed interest	68,850
Operating lease liabilities	$ 486,089